Reinsurance Assets - Summary of Assets Arising From Reinsurance Contracts (Detail) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of types of insurance contracts [Line Items]
Reinsurance assets	€ 18,910	€ 20,253	€ 19,877
Reinsurance assets, current	16	13
Reinsurance assets, non current	18,895	20,239
Life insurance general account [member]
Disclosure of types of insurance contracts [Line Items]
Reinsurance assets	17,421	18,464		€ 18,082
Non-Life insurance [member]
Disclosure of types of insurance contracts [Line Items]
Reinsurance assets	1,144	1,376		€ 1,356
Investment contracts 1 [member]
Disclosure of types of insurance contracts [Line Items]
Reinsurance assets	€ 345	€ 412